Financial Instruments - Summary of Corporation's Exposure to Interest Rate Risk (Details) - Interest rate risk [member]	12 Months Ended
Mar. 31, 2020
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	Short-term fixed interest rate
Short-term Investments
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	Short-term fixed interest rate
Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	Fixed and variable interest rates